Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Baidu Netcom CNY	Dec. 31, 2013 Beijing Perusal CNY	Dec. 31, 2013 Beijing Perusal Trademark License Agreement Domain Name License Agreement And Web Layout Copyright License Agreement	Dec. 31, 2013 Baidu Pay CNY	Dec. 31, 2013 Baidu Pay Trademark License Agreement Domain Name License Agreement And Web Layout Copyright License Agreement
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100.0	10.0		9.0
Term of License Agreements					5 years		5 years
Equity pledge agreement expiration period			2 years	2 years		2 years
Net assets of VIEs (in which the Company has no legal ownership)	$ 7.75	46.91
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No	No
Exchange rate used for conversion of financial statements from RMB to US dollar	6.0537	6.0537